Income Taxes	12 Months Ended
Dec. 31, 2013
Income Taxes [Abstract]
Income Taxes
18.	INCOME TAXES

Cayman

The Company is a tax-exempted company incorporated in the Cayman Islands.

Hong Kong

The Company’s wholly-owned subsidiary in Hong Kong are subject to the unified tax rate of 16.5% in Hong Kong for the years ended December 31, 2011, 2012 and 2013. Under the Hong Kong tax laws, these subsidiaries are exempted from income tax on its foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends.

Singapore

The Company’s wholly-owned subsidiary in Singapore, incorporated in 2013, is subject to the unified tax rate of 17% in Singapore for the year ended December 31, 2013. There are no withholding taxes in Singapore on remittance of dividends.

Japan

The Company’s majority-owned subsidiary in Japan, acquired in 2013, is subject to the unified tax rate of 25.5% plus 2.55% surcharge in Japan for the year ended December 31, 2013. The company also needs to pay fixed amount local income tax to the local tax authorities by monthly based on the employee headcount and capital amount. The normal withholding tax rate is 20% in Japan on remittance of dividends and could be reduced to 10% under the tax treaty between Hong Kong and Japan.

United States of America ("USA")

The Company’s wholly-owned subsidiary in USA, incorporated in 2013, is subject to the progressive tax rate from 15% to 39% for the federal income tax in the USA and 8.7% for the state income tax in Delaware for the year ended December 31, 2013. The normal withholding tax rate is 30% in the USA on remittance of dividends.

PRC

The Group's PRC entities are subject to Enterprise Income Tax ("EIT") on the taxable income in accordance with the relevant PRC income tax laws.

The Enterprise Income Tax Law ("the New EIT Law") became effective on January 1, 2008. The New EIT Law applies a uniform 25% enterprise income tax rate to both foreign invested enterprises and domestic enterprises except for certain entities that enjoy preferential tax rates, which are lower than the statutory rates, as described below.

Under the New EIT Law and its implementing rules, an enterprise which qualifies as a "high and new technology enterprise" ("HNTE") is entitled to a tax rate of 15%. An enterprise which qualifies as a " Software Enterprise " can enjoy an income tax exemption for two years beginning with its first profitable year and a 50% tax reduction to a rate of 12.5% for the subsequent three years. An enterprise which is approved to adopt the "deemed-profit method" can file its income tax by calculating as 2.5% of the gross revenues.

Qizhi Software was first recognized as a HNTE by relevant PRC government authorities in 2006 and received renewals of its HNTE status in 2008 and 2011 respectively, As a consequence, Qizhi Software was entitled to a reduced EIT rate of 15% for 2011, 2012 and 2013.

Beijing Qihu was recognized as a HNTE by relevant PRC government authorities in 2009 and received a renewal of its HNTE status in 2012, and is entitled to PRC Enterprise Income Tax of 15% tax rate for the years ended December 31, 2011, 2012 and 2013.

Beijing Star World was recognized as a HNTE by relevant PRC government authorities starting on November 21, 2011, and is subject to 15% for the years ended December 31, 2011, 2012 and 2013, respectively.

Tianjin Qisi is recognized as Software Enterprise by relevant PRC government authorities in March 2011 and entitled to the preferential tax treatment of "2-year exemption plus 3-year half rate" commencing from its first profit-making year for EIT purposes. For the year ended December 31, 2012 and 2013, Tianjin Qisi enjoys the 2-year tax exemption.

Certain other PRC subsidiaries and VIEs are not subject to the unified tax rate of 25% as a result of adopting the "deemed-profit method" or the recognition as a qualified “Software Enterprise”.

The other VIEs and VIEs’ subsidiaries are all subject to the unified tax rate of 25%.

Uncertainties exist with respect to how the current income tax law in the PRC applies to the Group's overall operations, and more specifically, with regard to tax residency status. The New EIT Law includes a provision specifying that legal entities organized outside of the PRC will be considered residents for Chinese Income tax purposes if the place of effective management or control is within the PRC. The implementation rules to the New EIT Law provide that non-resident legal entities will be considered PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, properties, etc., occurs within the PRC. Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Group does not believe that the legal entities organized outside of the PRC within the Group should be treated as residents for EIT law purposes. If the PRC tax authorities subsequently determine that the Company, its subsidiaries, VIEs and VIEs' subsidiaries registered outside the PRC should be deemed a resident enterprise, the Company and its subsidiaries, VIEs and VIEs' subsidiaries registered outside the PRC will be subject to the PRC income tax at a rate of 25%.

If the Company were to be non-resident for PRC tax purpose, dividends paid to it out of profits earned after January 1, 2008 would be subject to a withholding tax. In the case of dividends paid by PRC subsidiaries, the withholding tax would be 10%. Distributions made out of pre January 1, 2008 retained earnings will not be subject to the withholding tax. The Company's PRC entities historically have not declared or paid any dividends.

Aggregate undistributed earnings of the Company's subsidiaries, VIEs and VIEs' subsidiaries located in the PRC that are available for distribution to the Company of approximately $354,996 at December 31, 2013 are considered to be indefinitely reinvested, and accordingly, no provision has been made for the Chinese dividend withholding taxes that would be payable upon the distribution of those amounts to the Company. The Chinese tax authorities have also clarified that distributions made out of pre January 1, 2008 retained earnings will not be subject to the withholding tax.

Detailed information about income tax of the Group's subsidiaries and VIEs is as below:

The current and deferred portion of income tax expense included in the consolidated statements of operations is as follows:

	For the year ended December 31,
	2011	2012	2013

Current income tax expense	$10,724	$12,062	$22,382
Deferred income tax expense (benefit)	150	(683)	1,041

Total income tax expense	$10,874	$11,379	$23,423

The principal components of the deferred tax assets and liabilities are as follows:

	December 31,
	2012	2013

Current deferred tax assets:
Accrued payroll	$1,950	$2,889
Provision of allowance for doubtful accounts	125	92
Deferred revenue-current	196	306
Less: Valuation allowance	(140)	(158)

Current deferred tax assets, net	2,131	3,129

Noncurrent deferred tax assets:
Deferred revenue-noncurrent	440	383
Acquired intangible assets	175	266
Fixed assets	-	66
Subsidy income	130	231
Net operating loss carry forwards	975	4,592
Less: Valuation allowance	(975)	(4,592)

Noncurrent deferred tax assets, net	745	946

Noncurrent deferred tax liabilities:
Acquired intangible assets	425	2,676
Subsidy income	365	-

Noncurrent deferred tax liabilities	$790	$2,676

The Company operates through its subsidiaries and VIEs and the valuation allowance is considered on each individual subsidiary and VIE basis. The subsidiaries and VIEs registered in the PRC have total net operating loss carry forwards of $18,496 as of December 31, 2013 which will expire on various dates between December 31, 2014 and December 31, 2018.

Reconciliation between the income tax expense computed by applying the PRC tax rate to income before income tax and the actual provision for income tax is as follows:

	For the year ended December 31,
	2011	2012	2013

Income before income tax expense	$25,855	$62,695	$124,019
PRC statutory income tax rate	25%	25%	25%
Income tax expense at the statutory income tax rate	6,464	15,674	31,005
Permanent differences	116	870	1,663
Effect of different income tax calculation method required by tax bureau	(84)	67	48
Effect of tax exempt status in Cayman Islands	10,818	12,217	30,272
Effect of different income tax rate in Hong Kong	(233)	(25)	168
Effect of tax exempt status in other jurisdictions	-	-	(31)
Effect of income tax holiday and preferential tax rates	(7,036)	(17,844)	(43,460)
Changes in valuation allowance	829	420	3,758

Income tax expense	$10,874	$11,379	$23,423

Certain consolidated entities of the Group enjoy tax holidays granted by the local tax authorities. Without the tax holidays, the Group's income tax expense would have increased by $7,036, $17,844 and $43,460 for the years ended December 31, 2011, 2012 and 2013, respectively. The impact of the tax holidays on basic net income per ordinary share was an increase of $0.05, $0.10 and $0.24 for the years ended December 31, 2011, 2012 and 2013, respectively.